Offsetting Assets and Liabilities	9 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Offsetting Assets and Liabilities
22.	Offsetting Assets and Liabilities
The gross amounts recognized, gross amounts offset, and net amounts presented in the consolidated balance sheets regarding derivative assets and liabilities as of March 31, 2020 and December 31, 2020 are as follows.
March 31, 2020

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets*
				Financial instruments	Collateral received/pledged	Net amount
Derivative assets	¥39,690	¥(9,152)	¥30,538	¥(598)	¥(843)	¥29,097

Total assets	¥39,690	¥(9,152)	¥30,538	¥(598)	¥(843)	¥29,097

Derivative liabilities	¥73,649	¥(9,152)	¥64,497	¥(25,997)	¥0	¥38,500

Total liabilities	¥73,649	¥(9,152)	¥64,497	¥(25,997)	¥0	¥38,500

December 31, 2020
	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets*		Net amount
				Financial instruments	Collateral received/pledged
Derivative assets	¥22,301	¥(1,462)	¥20,839	¥0	¥0	¥20,839

Total assets	¥22,301	¥(1,462)	¥20,839	¥0	¥0	¥20,839

Derivative liabilities	¥66,249	¥(1,462)	¥64,787	¥(19,092)	¥(998)	¥44,697

Total liabilities	¥66,249	¥(1,462)	¥64,787	¥(19,092)	¥(998)	¥44,697

*	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.